Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended
	Jul. 30, 2019	Aug. 29, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Including Assessed Tax					$ 0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total			(7,620)	$ (12,787)	(15,447)	(26,868)
Retained Earnings (Accumulated Deficit), Ending Balance			(193,405)		(193,405)			$ (178,760)
Net Cash Provided by (Used in) Operating Activities, Total					(13,103)	(22,040)
Cash, Ending Balance			674		674			3,889
Liabilities, Current, Total			18,919		18,919			16,445
Proceeds from Issuance of Common Stock					5,596	$ 14,000
Long-term Debt, Total			2,913		2,913
Long-term Debt, Fair Value			2,825		2,825
Operating Lease, Liability, Total			2,799		2,799
Operating Lease, Right-of-Use Asset			$ 2,855		$ 2,855		$ 3,188
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total							3,169
Operating Lease, Right-of-Use Asset							3,188
Prepaid Rent							$ (19)
Subsequent Event [Member]
Proceeds from Issuance of Common Stock	$ 35,000
Subsequent Event [Member] | Wanchunbulin [Member]
Proceeds from Issuance or Sale of Equity, Total		$ 10,083
Subsequent Event [Member] | ATM Offering [Member]
Proceeds from Issuance of Common Stock		7,036
Subsequent Event [Member] | Public Offering [Member]
Proceeds from Issuance of Common Stock		$ 32,428